CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (Q3) - USD ($)	Total	Class A	Class V	Total WM Technology, Inc. Stockholders' Equity	Common Stock Class A	Common Stock Class V	Additional Paid-in Capital	Retained Earnings	Non-controlling Interests	Members' Equity
Beginning balance at Dec. 31, 2017	$ 13,438,030							$ 8,891,183
Members' Equity [Roll Forward]
Distributions to members	(11,424,660)							(10,832,926)
Repurchase of Class B Units	(1,694,407)							(1,694,407)
Net income	12,679,511							12,679,511
Ending balance at Dec. 31, 2018	30,123,658							8,614,944
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	12,679,511
Distributions to members	(15,382,490)							(14,289,441)
Repurchase of Class B Units	(1,566,728)							(1,566,728)
Net income	(375,685)							(375,685)
Ending balance at Dec. 31, 2019	12,798,755							(7,616,910)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(375,685)
Distributions to members	(3,123,000)									$ (3,123,000)
Repurchase of Class B Units	(90,000)									(90,000)
Net income	3,809,000									3,809,000
Ending balance at Mar. 31, 2020	13,395,000
Beginning balance at Dec. 31, 2019	12,798,755							(7,616,910)
Members' Equity [Roll Forward]
Net income	28,732,000
Ending balance at Sep. 30, 2020	32,032,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for acquisitions (Note 7)	0
Net income	28,732,000
Beginning balance at Dec. 31, 2019	12,798,755							(7,616,910)
Members' Equity [Roll Forward]
Distributions to members	(21,951,532)							(20,944,766)
Repurchase of Class B Units	(406,481)							(406,481)
Net income	38,829,993							38,829,993
Ending balance at Dec. 31, 2020	29,270,735							9,861,836
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	38,829,993
Balance (in shares) at Dec. 31, 2020		0	0
Beginning balance at Mar. 31, 2020	13,395,000
Members' Equity [Roll Forward]
Distributions to members	(2,744,000)									(2,744,000)
Repurchase of Class B Units	(105,000)									(105,000)
Net income	9,393,000									9,393,000
Ending balance at Jun. 30, 2020	19,939,000
Members' Equity [Roll Forward]
Distributions to members	(3,331,000)									(3,331,000)
Repurchase of Class B Units	(106,000)									(106,000)
Net income	15,530,000									15,530,000
Ending balance at Sep. 30, 2020	32,032,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	15,530,000
Beginning balance at Dec. 31, 2020	29,270,735							9,861,836
Members' Equity [Roll Forward]
Distributions to members	(10,513,000)									(10,513,000)
Repurchase of Class B Units	(106,000)									(106,000)
Net income	7,731,000									7,731,000
Ending balance at Mar. 31, 2021	26,383,000
Balance (in shares) at Mar. 31, 2021					0	0
Balance at Mar. 31, 2021				$ 0	$ 0	$ 0	$ 0	0	$ 0
Beginning balance at Dec. 31, 2020	29,270,735							9,861,836
Members' Equity [Roll Forward]
Net income	25,098,000
Ending balance at Sep. 30, 2021	0
Balance (in shares) at Dec. 31, 2020		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for acquisitions (Note 7)	29,312,000
Net income	73,773,000
Balance (in shares) at Sep. 30, 2021		65,677,361	65,502,347
Balance at Sep. 30, 2021	47,415,000			22,506,000	$ 7,000	$ 7,000	(3,592,000)	26,084,000	24,909,000
Beginning balance at Mar. 31, 2021	26,383,000
Members' Equity [Roll Forward]
Distributions to members	(7,597,000)									(7,597,000)
Repurchase of Class B Units	(5,459,000)									(5,459,000)
Ending balance at Jun. 30, 2021	0
Balance (in shares) at Mar. 31, 2021					0	0
Balance at Mar. 31, 2021				0	$ 0	$ 0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	19,433,000								19,433,000
Proceeds and shares issued in the Business Combination (Note 6) (in shares)					63,738,563	65,502,347
Proceeds and shares issued in the Business Combination (Note 6)	(85,312,000)			(19,213,000)	$ 6,000	$ 7,000	(20,212,000)	986,000	(45,425,000)	(20,674,000)
Net income	16,837,000			4,263,000				4,263,000	5,227,000	$ 7,347,000
Balance (in shares) at Jun. 30, 2021					63,738,563	65,502,347
Balance at Jun. 30, 2021	(35,715,000)			(14,950,000)	$ 6,000	$ 7,000	(20,212,000)	5,249,000	(20,765,000)
Members' Equity [Roll Forward]
Net income	58,700,000
Ending balance at Sep. 30, 2021	$ 0
Balance (in shares) at Jun. 17, 2021	129,240,910
Balance (in shares) at Sep. 30, 2021		65,677,361	65,502,347
Balance at Sep. 30, 2021	$ 47,415,000			22,506,000	$ 7,000	$ 7,000	(3,592,000)	26,084,000	24,909,000
Beginning balance at Jun. 30, 2021	0
Members' Equity [Roll Forward]
Net income	20,835,000
Ending balance at Sep. 30, 2021	0
Balance (in shares) at Jun. 30, 2021					63,738,563	65,502,347
Balance at Jun. 30, 2021	(35,715,000)			(14,950,000)	$ 6,000	$ 7,000	(20,212,000)	5,249,000	(20,765,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	4,887,000			4,173,000			4,173,000		714,000
Transaction costs related to the Business Combination (Note 6)	(274,000)			(274,000)			(274,000)
Issuance of common stock for acquisitions (Note 7) (in shares)					1,938,798
Issuance of common stock for acquisitions (Note 7)	29,312,000			12,722,000	$ 1,000		12,721,000		16,590,000
Net income	49,205,000			20,835,000				20,835,000	28,370,000
Balance (in shares) at Sep. 30, 2021		65,677,361	65,502,347
Balance at Sep. 30, 2021	$ 47,415,000			$ 22,506,000	$ 7,000	$ 7,000	$ (3,592,000)	$ 26,084,000	$ 24,909,000